Business Combinations - Reconciliation to Statement of Cash Flows and Statement of Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash—PIPE	$ 525,000
Less: VectoIQ loan payoff in conjunction with close	(422)
Net Business Combination and PIPE financing	616,726	$ 0	$ 0
Less: non-cash net liabilities assumed from VectoIQ	(221)	0	0
Less: accrued transaction costs and advisory fees	(285)	$ 0	$ 0
Net contributions from Business Combination and PIPE financing	616,220
M&M Residual, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock	(70,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock	(25,000)
VectoIQ
Business Acquisition [Line Items]
Cash—VectoIQ's trust and cash (net of redemptions)	238,358
Less: transaction costs and advisory fees paid	(51,210)
Less: non-cash net liabilities assumed from VectoIQ	$ (221)